Derivative Liabilities (Details) - Schedule of Common Stock Purchase Derivative Liability Warrants - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative liabilities outstanding, Ending balance	$ 67,355	$ 369,158	$ 68,455
Addition of new derivatives during IPO		229,437
Change in fair value of derivative liabilities	$ (301,803)	$ 71,266